Stockholders’ Equity (Details) - Schedule of outstanding warrants to purchase - $ / shares		Dec. 31, 2022		Dec. 31, 2021		Jan. 27, 2021
Class of Warrant or Right [Line Items]
Number of Warrants		476,364,277		28,196,377
Exercise Price (in Dollars per share)						$ 2.767
SPA Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	[1]	346,453,115
Exercise Price (in Dollars per share)	[1]	$ 0.23
Expiration Date	[1]	Various through September 23, 2029
ATW NPA Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	[2]	76,804,450
Exercise Price (in Dollars per share)	[2]	$ 0.23
Expiration Date	[2]	Various through August 10, 2028
Other Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants		29,454,593		4,544,258
Exercise Price (in Dollars per share)		$ 0.23		$ 10
Expiration Date		August 5, 2027		Various through August 10, 2028
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants		23,540,988	[3]	22,977,568
Exercise Price (in Dollars per share)		$ 11.5	[3]	$ 11.5
Expiration Date		July 21, 2026	[3]	July 21, 2026
Private Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants		111,131	[4]	674,551	[5]
Exercise Price (in Dollars per share)		$ 11.5	[4]	$ 11.5	[5]
Expiration Date		July 21, 2026	[4]	July 21, 2026	[5]

[1]	The warrants were issued pursuant to the SPA and recorded at fair value at each issuance date and at each reporting date.
[2]	The ATW NPA Warrants were exercised in full after the balance sheet date (see Note 18, Subsequent Events). On September 23, 2022, the Company and Purchasers of the ATW NPA Notes entered into an agreement to place a total of 31,118,718 outstanding warrants related to the Optional Notes and the June 2021 Notes (see Note 10, Notes Payable) into a warrant reserve with an exercise price now set to $0.6427 per warrant (“Warrant Reserve”). Upon the completion of certain milestones and conditions, the Company may elect a forced conversion clause settleable in cash through January 23, 2023 on the warrants, requiring the warrant holders to exercise their warrants on a cash basis in exchange for newly issued shares of the Company’s Class A Common Stock. The aggregate exercise price of the Warrant Reserve is $20,000. The remaining outstanding warrants not in the Warrant Reserve but also issued pursuant to the Optional Notes and the June 2021 Notes totaling 29,158,364 warrants, are agreed to have their exercise price set at $0.50 per warrant. As described in Note 18. Subsequent Events, the holders exercised all ATW NPA Warrants and as a result the Company’s right to force the exercise of such warrants terminated. The amendment of the warrants issued pursuant to the Optional Notes and the June 2021 Notes, which set the exercise price to $0.50 per warrant, resulted in the recognition of expense of $1,238 in Change in fair value measurements in the unaudited Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2022.
[3]	During 2022, PSAC Sponsor transferred 563,420 Private Warrants to unaffiliated third-party purchasers on the open market. Upon such transfer the transferred warrants became subject to identical terms to the Public Warrants underlying the units offered in the initial public offering of PSAC. Therefore, upon their transfer the Company classified the warrants to APIC at their fair value.
[4]	The Private Warrants are recorded in Other liabilities, less current portion in the Consolidated Balance Sheets as of December 31, 2022 and December 31, 2021.
[5]	The Private Warrants are recorded in Other liabilities, less current portion in the Consolidated Balance Sheet as of December 31, 2021.